PENSION AND OTHER POST-RETIREMENT BENEFIT PLANS - SCHEDULE OF AMOUNTS EXPECTED TO BE AMORTIZED FROM AOCI INTO NET PERIODIC BENEFIT (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Amortization of net actuarial loss	$ 26,735
Amortization of prior service (credit) cost	(7,197)
Other Benefits
Defined Benefit Plan Disclosure [Line Items]
Amortization of net actuarial loss	0
Amortization of prior service (credit) cost	$ 836